Lease Arrangements - Summary of the Group's Lease Liabilities are Mainly From Land and Buildings and Improvements. Range of Discount Rate for Lease Liabilities (Detail)	Dec. 31, 2025	Dec. 31, 2024
Land [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount Rate For Lease Liabilities	0.54%	0.54%
Land [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount Rate For Lease Liabilities	8.00%	8.00%
Buildings and improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount Rate For Lease Liabilities	0.45%	0.45%
Buildings and improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount Rate For Lease Liabilities	8.84%	8.84%